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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Asset Allocation Fund, for the quarter ended March 31, 2010. This series has December 31 fiscal year end.

Date of reporting period: March 31, 2010

Item 1 – Schedule of Investments

EVERGREEN ASSET ALLOCATION FUND^ SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 2.2%
FIXED-RATE 0.1%
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4A, 5.32%, 11/10/2014	$3,000,000	$3,188,400
Dominos Pizza Master Issuer, LLC, Ser. 2007-1, Class A2, 5.261%, 04/25/2037 144A	5,900,000	5,340,090
Toll Road Investment Part II:
0.00%, 02/15/2030 ¤ 144A	300,000	47,496
0.00%, 02/15/2037 ¤ 144A	4,200,000	347,256

		8,923,242

FLOATING-RATE 2.1%
ACAS Business Loan Trust, Ser. 2007-1A, Class C, 0.39%, 08/16/2019	1,787,064	1,554,746
ACAS Credit CDO, Ser. 2007-1A, Class A, 1.05%, 11/23/2052 144A	1,499,437	44,983
Accredited Mtge. Loan Trust:
Ser. 2004-4, Class A1B, 0.64%, 01/25/2035	104,471	81,814
Ser. 2007-1, Class A1, 0.30%, 02/25/2037	223,371	216,178
ACE Securities Corp. Home Equity Loan Trust:
Ser. 2005-SD1, Class A1, 0.65%, 11/25/2050	19,047	16,137
Ser. 2006-ASL1, Class A, 0.43%, 10/25/2036	2,800,000	966,000
Ser. 2006-ASL3, Class A2, 0.39%, 02/25/2036	329,273	45,703
Ser. 2006-ASP2, Class A2C, 0.43%, 03/25/2036	900,000	378,000
Ser. 2006-HE2, Class A, 0.41%, 05/25/2036	1,600,000	800,000
Ser. 2006-OP1, Class A, 0.40%, 04/25/2036	1,100,000	409,750
Ser. 2006-SL1, Class A, 0.41%, 09/25/2035	562,318	59,774
Ser. 2006-SL3:
Class A2, 0.42%, 06/25/2036	1,369,943	26,714
Class C, 0.35%, 06/25/2036	1,177,491	123,519
Ser. 2007-ASL1, Class CL, 0.42%, 12/25/2036	465,236	15,585
Ser. 2007-HE1, Class A, 0.34%, 01/25/2037	1,055,726	364,226
Ser. 2007-WM1, Class A, 0.32%, 11/25/2036	986,597	520,430
ACE Securities Corp.:
Ser. 2006-ASP4, Class C, 0.35%, 08/25/2036	884,498	650,106
Ser. 2006-CW1, Class C, 0.35%, 07/25/2036	2,038,463	1,498,270
Ser. 2006-SL4, Class C, 0.37%, 09/25/2036	101,359	9,771
AESOP Funding II, LLC:
Ser. 2005-1A, Class A3, 0.36%, 04/20/2011 144A	200,000	199,912
Ser. 2006-1A, Class A, 0.46%, 03/20/2012 144A	700,000	690,603
Aircraft Finance Trust, Ser. 1999-1, Class A1, 0.71%, 05/15/2024	2,052,015	779,766
Alliance Bancorp Trust, Ser. 2007-S1, Class A11, 0.45%, 05/25/2037 144A	1,359,139	137,681
AmeriCredit Automobile Receivables Trust:
Ser. 2007-AX, Class A4, 0.27%, 10/06/2013	2,777,441	2,742,723
Ser. 2007-BF, Class A4, 0.28%, 12/06/2013	1,900,000	1,869,148
Ser. 2007-DF, Class A4B, 1.03%, 06/06/2014	1,900,000	1,859,851
AmeriCredit Prime Automobile Receivables Trust, Ser. 2007-2M, Class A4B, 0.73%, 03/08/2016	3,900,000	3,846,570
Ameriquest Mtge. Securities, Inc.:
Ser. 2004-R6, Class A1, 0.46%, 07/25/2034	976,981	664,679
Ser. 2004-X1, Class A14, 0.58%, 03/25/2034 144A	88,253	62,425
Archimedes Funding IV (Cayman), Ltd., Ser. 4A, Class A1, 0.73%, 02/25/2013 144A	156,737	152,035
Argent Securities, Inc.:
Ser. 2004-W8, Class A5, 0.77%, 05/25/2034	391,426	342,681
Ser. 2006-M1, Class A2C, 0.46%, 07/25/2036	9,259,521	2,824,154
Ser. 2006-M2, Class A2B, 0.36%, 09/25/2036	1,519,801	501,534
Ser. 2006-W2, Class 2AB, 0.44%, 03/25/2036	1,532,813	735,750
Ser. 2006-W5, Class A2C, 0.40%, 06/25/2036	1,518,931	582,178
Arran Corp. Loans No. 1 BV, Ser. 2006-1A, Class A3, 0.44%, 06/20/2025 144A	1,482,521	1,469,085
Asset Backed Funding Cert.:
Ser. 2006-OPT2, Class A3C, 0.40%, 10/25/2036	1,800,000	1,116,000
Ser. 2007-NC1, Class A1, 0.47%, 05/25/2037 144A	3,354,404	2,498,696
Augusta Funding, Ltd., 0.50%, 06/30/2017 144A + ☐	2,398,077	2,022,661

1

EVERGREEN ASSET ALLOCATION FUND^ SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Bayview Financial Acquisition Trust:
Ser. 2004-B:
Class A1, 1.25%, 05/28/2039 144A	$717,165	$338,860
Class A2, 1.55%, 05/28/2039 144A	796,850	294,834
Ser. 2005-A, Class A1, 1.25%, 02/28/2040	1,795,615	1,167,150
Bear Stearns Asset Backed Securities, Inc., Ser. 2007-AQ1:
Class A1, 0.36%, 11/25/2036	792,780	558,435
Class A2, 0.45%, 11/25/2036	1,500,000	318,450
Cabela’s Master Credit Card Trust, Ser. 2008-4A, Class A2, 3.23%, 09/15/2014 144A	4,700,000	4,830,566
Capital Auto Receivable Asset Trust:
Ser. 2007-2, Class A4B, 0.63%, 02/18/2014	3,700,000	3,712,136
Ser. 2007-8, Class M2, 0.33%, 02/15/2011	202,051	201,983
Ser. 2008-1, Class A4B, 1.58%, 07/15/2014	700,000	707,000
Capital One Auto Finance Trust, Ser. 2007-A, Class A4, 0.25%, 11/15/2013	1,703,182	1,688,535
Capitalsource Comml. Loan Trust:
Ser. 2006-1 Class A, 0.36%, 08/22/2016	223,331	216,073
Ser. 2007-1 Class A, 0.37%, 03/20/2017	630,558	580,113
Carmax Auto Owner Trust, Ser. 2008-2, Class A4B, 1.88%, 08/15/2013	3,800,000	3,890,934
Carrington Mtge. Loan Trust, Ser. 2007-FRE1, Class A2, 0.45%, 02/25/2037	4,700,000	2,601,450
Cendant Timeshare Receivables Funding, LLC, Ser. 2005-1, Class A2, 0.42%, 05/20/2017 144A	305,279	287,726
Centex Home Equity, Ser. 2006-A, Class AV3, 0.41%, 06/25/2036	1,800,194	1,375,421
Charming Shoppes Master Trust, Ser. 2007-1A, Class A1, 1.48%, 09/15/2017 144A	5,400,000	5,186,214
Chase Funding Mtge. Loan Trust, Ser. 2003-3, Class 2A2, 0.79%, 04/25/2033	30,838	19,826
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2003-HE3, Class A3, 0.63%, 12/25/2033	315,473	227,140
Ser. 2004-OPT1, Class A1B, 0.66%, 10/25/2034	16,410	13,100
Ser. 2006-HE3, Class A2C, 0.41%, 12/25/2036	1,600,000	544,000
Ser. 2006-WFH4, Class A3, 0.40%, 11/25/2036	800,000	546,032
CLI Funding, LLC, Ser. 2006-1A, Class A, 0.42%, 08/18/2021 144A	582,374	485,554
CNH Equipment Trust:
Ser. 2007-B, Class A3B, 0.83%, 10/17/2011	250,429	250,451
Ser. 2008-A, Class A4B, 2.18%, 08/15/2014	1,700,000	1,736,210
College Loan Corp. Trust:
Ser. 2006-1, Class A2, 0.27%, 04/25/2022	1,050,000	1,049,672
Ser. 2007-1, Class A1, 0.26%, 01/25/2023	864,000	861,581
Ser. 2007-2, Class A1, 0.50%, 01/25/2024	2,600,000	2,599,189
Countrywide Asset-Backed Cert., Ser. 2006-BC3, Class 2A2, 0.39%, 02/25/2037	5,200,000	3,810,040
Countrywide Home Equity Loan Trust, Ser. 2007-E, Class A, 0.38%, 06/15/2037	1,520,473	554,364
Credit-Based Asset Servicing & Securitization, Ser. 2006-RP1, Class A1, 0.36%, 04/25/2036 144A	151,043	145,591
Crest Exeter Street Solar, Ser. 2004-1A, Class A1, 0.64%, 06/28/2019 144A	1,671,096	1,336,877
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4B, 2.09%, 11/10/2014	2,100,000	2,145,360
Equity One ABS, Inc., Ser. 2004-1, Class AV2, 0.55%, 04/25/2034	58,287	34,972
First Franklin Mtge. Loan Asset Backed Cert., Ser. 2006-FF05, Class 2A3, 0.41%, 04/25/2036	1,442,614	836,716
Franklin Auto Trust, Ser. 2008-A, Class A4B, 2.19%, 05/20/2016	900,000	917,082
Fremont Home Loan Trust:
Ser. 2006-A, Class 1A2, 0.44%, 05/25/2036	494,649	311,242
Ser. 2006-B:
Class 2A2, 0.41%, 08/25/2036	2,800,000	952,000
Class 2A3, 0.35%, 08/25/2036	261,512	169,983
GE Capital Credit Card Master Note Trust, Ser. 2007-3, Class A1, 0.24%, 06/15/2013	4,600,000	4,597,240
GE Equipment Midticket, LLC, Ser. 2007-1, Class A3B, 0.48%, 06/14/2011	1,271,301	1,269,915
GE SeaCo Finance SRL, Ser. 2004-1A, Class A, 0.53%, 04/17/2019 144A	530,833	472,442
GMAC Mtge. Corp. Loan Trust, Ser. 2004-HE3, Class A3, 0.48%, 10/25/2034	752,876	420,782
Goal Capital Funding Trust:
Ser. 2006-1, Class A1, 0.25%, 08/25/2020	283,625	282,207
Ser. 2007-1, Class A1, 0.30%, 06/25/2021	283,070	281,824

2

EVERGREEN ASSET ALLOCATION FUND^ SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
GreenPoint Home Equity Loan Trust:
Ser. 2004-1, Class A, 0.71%, 07/25/2029	$44,611	$18,826
Ser. 2004-4, Class A, 0.79%, 08/15/2030	53,030	25,724
GreenPoint Mtge. Funding Trust, Ser. 2005-HE4, Class 2A3C, 0.50%, 07/25/2030	129,446	123,459
GSC Partners CDO Fund, Ltd.:
Ser. 2003-4A, Class A3, 0.71%, 12/16/2015 144A	817,595	752,188
Ser. 2A, Class A, 1.01%, 05/22/2013 144A	550,062	467,553
Guggenheim Structured Real Estate Funding, Ser. 2005-2A, Class A, 0.57%, 08/26/2030 144A	2,991,015	1,256,226
Henderson Receivables, LLC:
Ser. 2006-3A, Class A1, 0.43%, 09/15/2041 144A	1,578,900	1,329,122
Ser. 2006-4A, Class A1, 0.43%, 12/15/2041 144A	2,258,862	1,910,468
Hertz Vehicle Financing, LLC, Ser. 2005-2, Class A5, 0.50%, 11/25/2011 144A	1,000,000	996,090
Household Credit Card Master Note Trust I:
Ser. 2007-1, Class A, 0.28%, 04/15/2013	5,700,000	5,638,547
Ser. 2007-2, Class A, 0.78%, 07/15/2013	2,600,000	2,603,250
Household Home Equity Loan Trust:
Ser. 2005-2, Class A2, 0.55%, 01/20/2035	525,208	445,770
Ser. 2005-3, Class A2, 0.53%, 01/20/2035	503,795	422,873
Ser. 2006-1, Class A1, 0.40%, 01/20/2036	1,176,826	1,006,186
JPMorgan Mtge. Acquisition Corp., Ser. 2006-WMC4, Class A3, 0.37%, 12/25/2036	4,300,000	1,477,480
Lehman ABS Corp., Ser. 2004-2, Class A, 0.69%, 06/25/2034	111,686	56,960
Marathon Real Estate CDO, Ser. 2006-1A, Class A1, 0.57%, 05/25/2046 144A	4,700,000	3,149,000
Master Second Lien Trust, Ser. 2006-1, Class A, 0.41%, 03/25/2036	980,773	128,118
MASTR Asset-Backed Securities Trust:
Ser. 2005-FRE1, Class A4, 0.50%, 10/25/2035	411,395	382,083
Ser. 2006-AM3, Class A2, 0.38%, 10/25/2036	598,647	573,953
Ser. 2006-FRE2, Class A4, 0.40%, 03/25/2036	2,900,000	1,303,202
Ser. 2006-HE2, Class A3, 0.40%, 06/25/2036	1,600,000	495,008
Ser. 2006-HE3, Class A3, 0.40%, 08/25/2036	3,340,306	1,071,002
Ser. 2006-NC3, Class A4, 0.41%, 10/25/2036	2,000,000	687,500
Merrill Auto Trust Securitization:
Ser. 2007-1, Class A4, 0.29%, 12/15/2013	500,000	499,400
Ser. 2008-1, Class A4, 2.43%, 04/15/2015	1,000,000	1,028,800
Merrill Lynch Mtge. Investors, Ser. 2007-HE2, Class A2A, 0.37%, 02/25/2037	938,967	504,976
Merrill Lynch Mtge. Trust, Ser. 2006-C1, Class A2, 0.53%, 01/25/2047	305,069	198,295
Montana Higher Education Student Assistance Corp., Ser. 2005-1, Class A, 0.31%, 06/20/2015	234,000	233,635
Morgan Stanley ABS Capital I:
Ser. 2004-SD1, Class A, 0.65%, 08/25/2034	344,856	238,813
Ser. 2007-HE4, Class A2C, 0.48%, 02/25/2037	3,600,000	1,224,000
Morgan Stanley ACES SPC:
Ser. 2005-15, Class A, 0.67%, 12/20/2010 144A	4,700,000	4,483,800
Ser. 2006-13, Class A, 0.56%, 06/20/2013 144A	5,200,000	4,082,000
Morgan Stanley Home Equity Loans, Ser. 2007-2, Class A1, 0.35%, 04/25/2037	943,010	825,134
Morgan Stanley IXIS Real Estate Capital Trust, Ser. 2006-2, Class A3, 0.40%, 11/25/2036	1,100,000	368,500
National City Credit Card Master Trust, Ser. 2008-3, Class A, 2.03%, 02/25/2026	5,100,000	5,119,125
National Collegiate Student Loan Trust:
Ser. 2005-2, Class A2, 0.40%, 08/25/2023	445,356	431,684
Ser. 2006-1, Class A2, 0.39%, 08/26/2019	865,306	841,510
Ser. 2006-A, Class A1, 0.33%, 09/25/2036 144A	58,435	58,398
NationStar Home Equity Loan Trust, Ser. 2006-B, Class AV3, 0.42%, 12/23/2019	1,000,000	690,000
Nelnet Student Loan Trust, Ser. 2005-2, Class A4, 0.35%, 07/15/2011	1,100,000	1,078,935
Nissan Auto Lease Trust, Ser. 2008-A, Class A3B, 2.43%, 07/25/2036	3,349,668	3,366,416
Nomura Home Equity Loan, Inc., Ser. 2006-HE3, Class 2A2, 0.40%, 08/01/2011	900,000	336,375
Paragon CDO, Ltd., Ser. 2004-A1, Class A, 0.90%, 11/15/2038 + 144A	1,700,000	51,000
People’s Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 0.51%, 12/25/2035	904,954	520,348
Prism Orso Trust, Ser. 2004-MAPL, Class CERT, 0.97%, 05/15/2034	2,600,000	2,377,960

3

EVERGREEN ASSET ALLOCATION FUND^ SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Residential Asset Mtge. Products, Inc.:
Ser. 2005-RS8, Class A2, 0.54%, 10/25/2033	$271,648	$238,589
Ser. 2005-RS9, Class A13, 0.47%, 11/25/2035	2,158,335	1,454,200
Ser. 2006-SP1, Class A2, 0.44%, 09/25/2045	956,114	841,380
Residential Asset Securities Corp., Ser. 2007-KS3, Class AI1, 0.36%, 04/25/2037	465,784	446,081
Residential Funding Mtge. Securities II, Ser. 2003-HS1, Class AII, 0.54%, 12/25/2032	23,933	9,927
Salisbury International Investments, Ltd., 0.69%, 06/22/2010	4,700,000	4,585,790
Santander Drive Auto Receivables Trust:
Ser. 2007-1, Class A4, 0.28%, 09/15/2014	2,487,123	2,434,645
Ser. 2007-3, Class A4, 0.88%, 10/15/2014	3,694,964	3,647,824
Saxon Asset Securities Trust:
Ser. 2004-1, Class A, 0.79%, 03/25/2035	26,092	17,058
Ser. 2006-3, Class A2, 0.36%, 10/25/2046	720,242	668,925
SBI Heloc Trust, Ser. 2001-1, Class A, 0.44%, 11/25/2035	704,592	407,888
Securitized Asset Backed Receivables, LLC:
Ser. 2006-HE1, Class A2, 0.41%, 07/25/2036	800,000	272,000
Ser. 2006-NC1, Class A2, 0.41%, 03/25/2036	392,879	322,161
Security National Mtge. Loan Trust, Ser. 2006-2A, Class A1, 0.54%, 10/25/2036 144A	377,422	255,892
Sierra Receivables Funding Co., Ser. 2006-1A, Class A2, 0.40%, 05/20/2018 144A	502,853	441,753
Sierra Timeshare:
Ser. 2007-1A, Class A2, 0.39%, 03/20/2019	396,188	363,503
Ser. 2007-2A, Class A2, 1.24%, 09/20/2019	1,871,035	1,720,767
Ser. 2008-1A, Class A2, 4.24%, 02/20/2020	395,166	403,070
SLM Student Loan Trust, Ser. 2007-B, Class A1, 0.29%, 09/15/2022	1,156,670	1,090,162
Specialty Underwriting & Residential Finance, Ser. 2006-BC3, Class A2C, 0.40%, 06/25/2037	2,200,000	726,000
Structured Asset Investment Loan Trust, Ser. 2006-1, Class A3, 0.45%, 01/25/2036	1,114,197	738,156
Structured Asset Securities Corp., Ser. 2005-S6, Class A2, 0.54%, 11/25/2035	638,340	261,719
TCE Securities Corp., Ser. 2006-HE3, Class A2B, 0.34%, 06/25/2036	794,047	583,624
The Money Store Business Loan Backed Trust, Ser. 1999-1, Class AN, 0.73%, 09/15/2017	21,634	18,822
TIB Card Receivables Fund, 0.50%, 01/05/2014 144A	2,169,608	1,952,647
Triad Auto Receivables Owner Trust, Ser. 2007-B, Class A4B, 1.43%, 07/14/2014	7,200,000	7,228,296
Wachovia Asset Securitization, Inc.:
Ser. 2002-HE1, Class A, 0.62%, 09/27/2032	218,671	167,264
Ser. 2004-HE1, Class A, 0.47%, 06/25/2034	217,879	133,152
Wachovia Auto Owner Trust, Ser. 2008-A, Class A4B, 1.39%, 03/20/2014	1,300,000	1,299,987
World Financial Network Credit Card Master Trust, Ser. 2006-A, Class A, 0.36%, 02/15/2017 144A	1,500,000	1,416,882
World Omni Auto Receivables Trust, Ser. 2007-A, Class A4, 0.23%, 11/15/2012	2,528,747	2,518,601
Yale Mtge. Loan Trust, Ser. 2007-1, Class A, 0.65%, 06/25/2037	1,769,720	353,944

		179,607,511

Total Asset-Backed Securities (cost $181,226,576)		188,530,753

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FIXED-RATE 0.0%
G-Force, LLC, Ser. 2005-RR2, Class A2, 5.16%, 12/25/2039 144A	2,013,264	1,308,622

FLOATING-RATE 0.2%
Bayview Comml. Asset Trust:
Ser. 2004-1, Class A, 0.61%, 04/25/2034	340,819	259,023
Ser. 2004-3, Class A1, 0.62%, 01/25/2035 144A	459,715	335,592
Ser. 2005-4, Class A2, 0.64%, 01/25/2036 144A	1,544,814	973,233
Ser. 2007-3, Class A1, 0.49%, 07/25/2037 144A	977,295	679,220
Citigroup/Deutsche Bank Comml. Mtge., Ser. 2005-CD1, Class A2FL, 0.35%, 07/15/2044	2,800,000	2,642,668
CNL Comml. Mtge. Loan Trust, Ser. 2003-2, Class A1, 0.69%, 10/25/2030 144A	329,626	197,776
Comml. Mtge. Pass-Through Cert., Ser. 2006-FL12, Class AJ, 0.36%, 12/15/2020 144A	5,100,000	3,417,000
GE Business Loan Trust:
Ser. 2004-1, Class A, 0.52%, 05/15/2032 144A	400,160	330,132
Ser. 2005-2, Class A, 0.47%, 11/15/2033	815,868	652,694

4

EVERGREEN ASSET ALLOCATION FUND^ SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE continued
Greenwich Capital Comml. Funding Corp., Ser. 2006-FL4A, Class A1, 0.32%, 11/05/2021 144A	$251,448	$236,362
GS Mtge. Securities Corp., Ser. 2007-EOP:
Class A1, 0.32%, 03/06/2020 144A	761,359	731,514
Class A2, 0.36%, 03/06/2020 144A	800,000	752,000
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1, Class A1B, 0.35%, 02/15/2020 144A	851,674	783,540
Lehman Brothers Small Balance Comml., Ser. 2007-3A, Class A21, 1.10%, 10/25/2037 144A	3,255,053	2,245,986
Structured Asset Securities Corp.:
Ser. 2005-1, Class 1A, 0.50%, 02/25/2030	1,112,575	789,928
Ser. 2005-2, Class 1A, 0.50%, 09/25/2030 144A	888,184	586,201
Wachovia Bank Comml. Mtge. Trust, Ser. 2006-WHL7, Class, 0.32%, 09/15/2021 144A	3,023,197	2,720,877

		18,333,746

Total Commercial Mortgage-Backed Securities (cost $19,720,335)		19,642,368

CORPORATE BONDS 0.0%
FINANCIALS 0.0%
Real Estate Investment Trusts (REITs) 0.0%
HCP, Inc., 5.625%, 02/28/2013 (cost $1,186,712)	1,290,000	1,335,150

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FLOATING-RATE 0.3%
Aire Valley Mtge.:
Ser. 2006-1, Class A1, 0.38%, 09/20/2066 144A	2,325,003	1,859,537
Ser. 2007-1A, Class A2, 0.36%, 03/20/2030 144A	1,111,169	1,095,946
Bear Stearns Mtge. Funding Trust, Ser. 2007-SL2, Class 1A, 0.41%, 02/25/2037	681,651	70,551
Brunel Residential Mtge., Ser. 2007-1A, Class A4C, 0.35%, 01/13/2039 144A	4,300,000	3,826,570
Chevy Chase Funding, LLC:
Ser. 2003-4A, Class A1, 0.59%, 10/25/2034 144A	59,380	33,253
Ser. 2004-1, Class A2, 0.58%, 01/25/2035 144A	139,916	78,353
Ser. 2004-3, Class A2, 0.55%, 08/25/2035 144A	76,380	42,773
Crusade Global Trust:
Ser. 2006-1, Class A1, 0.31%, 07/20/2038	1,135,548	1,099,654
Ser. 2007-1, Class A1, 0.31%, 04/19/2038	1,431,825	1,353,022
Gracechurch Mtge. Funding plc, Ser. 1A, Class A2B, 0.32%, 10/11/2041	340,086	336,685
Granite Master Issuer plc:
Ser. 2004-3, Class A1, 0.41%, 09/20/2044	315,149	286,786
Ser. 2006-2, Class A4, 0.28%, 12/20/2054	611,330	559,367
Ser. 2006-3, Class A3, 0.28%, 12/20/2054	386,106	345,565
Interstar Millennium Trust:
Ser. 2003-5G, Class A2, 0.79%, 09/27/2035	284,762	263,761
Ser. 2004-2G, Class A, 0.66%, 03/14/2036	2,710,447	2,476,671
Ser. 2005-1G, Class A, 0.65%, 12/08/2036	535,837	513,338
Ser. 2006-2GA, Class A2, 0.33%, 05/27/2038	243,250	212,661
Kildare Securities, Ltd., Ser. 2007-A1, Class A2, 0.31%, 12/10/2043 144A	2,402,750	2,309,042
Leek Finance plc:
Ser. 15A, Class AB, 0.41%, 03/21/2037 144A	416,020	413,290
Ser. 16A, Class A2, 0.43%, 09/21/2037 144A	313,680	303,485
Ser. 17A, Class A2B, 0.41%, 12/21/2037 144A	417,906	384,800
Medallion Trust:
Ser. 2005-1G, Class A1, 0.33%, 05/10/2036	348,042	338,072
Ser. 2006-1G, Class A1, 0.31%, 06/14/2037	950,926	906,286
Mellon Residential Funding Corp., Ser. 2004-TBC1, Class A, 0.50%, 02/26/2034 144A	367,227	246,559
Paragon Mtge. plc:
Ser. 07A, Class A1A, 0.46%, 10/20/2044 144A	777,498	685,676
Ser. 12A, Class A2C, 0.36%, 09/15/2039 144A	1,563,722	1,329,164
Ser. 14A, Class A2C, 0.36%, 02/12/2016	1,057,984	898,016

5

EVERGREEN ASSET ALLOCATION FUND^ SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Permanent Master Issuer plc:
Ser. 2006-1, Class 5A, 0.36%, 07/15/2033	$3,300,000	$3,170,970
Ser. 2007-1, Class 4A, 0.33%, 10/15/2033	1,200,000	1,172,866
Puma Finance, Ltd., Ser. G5, Class A1, 0.32%, 02/21/2038 144A	1,847,925	1,708,776
Superannuation Members Home Loans Global Fund:
Ser. 2007-1, Class A1, 0.32%, 06/12/2040	1,535,913	1,464,200
Ser. 6, Class A, 0.57%, 11/09/2035	85,452	85,323
Ser. 7, Class A1, 0.39%, 03/09/2036	153,897	149,964
Ser. 8, Class A1, 0.32%, 01/12/2037	178,829	176,325

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $28,009,164)		30,197,307

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.0%
U.S. Department of Transportation, 6.00%, 12/07/2021 144A (cost $188,879)	200,000	193,574

YANKEE OBLIGATIONS – GOVERNMENT 0.1%
Belize Aid, FRN, 0.74%, 01/01/2014 + ☐	400,000	393,604
Caribbean Housing Finance, FRN, 0.99%, 03/30/2019 + ☐	4,527,844	4,411,338
Jamaica Aid, FRN, 0.59%, 10/01/2018 + ☐	1,742,189	1,674,246
Morocco Aid, FRN, 0.69%, 05/15/2013 + ☐	60,400	59,189
Peru Aid, FRN, 0.59%, 05/01/2014 + ☐	220,294	215,950
Zimbabwe Aid, FRN, 0.08%, 01/01/2012 + ☐	200,001	197,234

Total Yankee Obligations – Government (cost $6,807,511)		6,951,561

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Home Ownership Funding Corp., 1.00% †† 144A + ☐ (cost $158,808)	1,000	90,000

MUTUAL FUND SHARES 96.8%
ASSET ALLOCATION 1.7%
GMO Special Situations Fund, Class VI * ß	5,457,472	149,753,034

INTERNATIONAL EQUITY 30.5%
GMO Emerging Markets Fund, Class VI ß	61,575,838	779,550,110
GMO International Core Equity Fund, Class VI ß	40,206,753	1,100,056,766
GMO International Growth Equity Fund, Class IV ß	15,087,089	316,074,514
GMO International Intrinsic Value Fund, Class IV ß	14,800,606	308,444,639
GMO International Small Companies Fund, Class III ß	22,613,477	163,495,439

		2,667,621,468

INTERNATIONAL FIXED INCOME 0.8%
GMO Emerging Country Debt Fund, Class IV ß	8,351,303	74,827,675

U.S. EQUITY 31.9%
GMO Flexible Equities Fund, Class VI ß	7,187,258	145,038,857
GMO U.S. Quality Equity Fund, Class VI ß	134,355,679	2,646,806,879

		2,791,845,736

U.S. FIXED INCOME 31.9%
GMO Alpha Only Fund, Class IV ß	125,594,897	610,391,201
GMO Asset Allocation Bond Fund, Class VI ß	20,224,328	528,663,933
GMO Domestic Bond Fund, Class VI ß	58,192,249	344,498,113
GMO Inflation Indexed Plus Bond Fund, Class VI ß	7,506,065	139,762,923
GMO Strategic Fixed Income Fund, Class VI ß	72,600,607	1,120,953,379
GMO U.S. Treasury Fund, Class IV ß	2,003,141	50,078,532

		2,794,348,081

Total Mutual Fund Shares (cost $8,255,602,818)		8,478,395,994

6

EVERGREEN ASSET ALLOCATION FUND^ SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 0.01%, 04/01/2010 (cost $26,310,144)	$26,310,144	$26,310,144

Total Investments (cost $8,519,210,947) 99.9%		8,751,646,851
Other Assets and Liabilities 0.1%		6,424,590

Net Assets 100.0%		$8,758,071,441

^

Evergreen Asset Allocation Fund (the “Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. The Schedule of Investments represents the portfolio holdings of Asset Allocation Trust. The Fund’s net assets as of March 31, 2010 was $8,758,625,358.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security.
ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

Summary of Abbreviations
ACES	Adjustable Convertible Extendable Securities
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Incorporated

On March 31, 2010, the aggregate cost of investments for federal income tax purposes was $8,519,386,540. The gross unrealized appreciation and depreciation on investments based on tax cost was $707,656,633 and $475,396,322, respectively, with a net unrealized appreciation of $232,260,311.

Valuation of investments

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Securities are valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Asset Allocation Trust’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including Asset Allocation Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

EVERGREEN ASSET ALLOCATION FUND^ SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

As of March 31, 2010, the inputs used in valuing Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Preferred stocks	$0	$0	$90,000	$90,000
Mutual fund shares	8,328,642,959	149,753,035	0	8,478,395,994
Asset-backed securities	0	37,005,161	151,525,592	188,530,753
Commercial mortgage-backed securities	0	0	19,642,368	19,642,368
Corporate bonds	0	0	1,335,150	1,335,150
Mortgage-backed collateralized mortgage obligations	0	0	30,197,307	30,197,307
Yankee obligations – government	0	0	6,951,561	6,951,561
U.S. government & agency obligations	0	0	193,574	193,574
Short-term investments	0	26,310,144	0	26,310,144

	$8,328,642,959	$213,068,340	$209,935,552	$8,751,646,851

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred stocks	Asset-backed securities	Commercial mortgage- backed securities	Mortgage- backed collateralized mortgage obligations	Corporate bonds	Yankee obligations – government	U.S. government & agency obligations	Total

Balance as of January 1, 2010	$90,000	$166,527,698	$20,332,842	$34,169,795	$1,297,314	$7,064,672	$0	$229,482,321
Realized gains or losses	0	2,438,867	343,369	580,879	0	15,971	0	3,379,086
Change in unrealized gains or losses	0	942,714	609,166	1,373,874	30,226	213,999	0	3,169,979
Amortization	0	4,534,372	111,314	(122,379)	7,610	8,466	0	4,539,383
Net purchases (sales)	0	(22,918,059)	(1,754,323)	(5,804,862)	0	(351,547)	0	(30,828,791)
Transfers in and/or out of Level 3	0	0	0	0	0	0	193,574	193,574

Balance as of March 31, 2010	$90,000	$151,525,592	$19,642,368	$30,197,307	$1,335,150	$6,951,561	$193,574	$209,935,552

Change in unrealized gains or losses included in earnings relating to securities still held at March 31, 2010	$0	$5,843,265	$765,437	$1,352,278	$37,836	$221,133	$0	$8,219,949

8

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 27, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: May 27, 2010